Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000164379 [Member]
Shareholder Report [Line Items]
Fund Name	BramshillMulti-Strategy Income Fund
Class Name	Class A
Trading Symbol	BDKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bramshill Multi-Strategy Income Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bramshill Multi-Strategy Income Fund (Class A/BDKAX)	$86	1.69%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.69%	[1]
Net Assets	$ 241,518,749
Holdings Count | Holding	190
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$241,518,749
Total number of portfolio holdings	190
Portfolio turnover rate as of the end of the reporting period	61%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.155%, 8/25/2048	3.0%
Freddie Mac Structured Agency Credit Risk Debt Notes, 3.848%, 5/25/2048	2.9%
FARM Mortgage Trust 2025-1, 5.630%, 8/1/2055	2.6%
Chase Auto Owner Trust 2024-4, 0.000%, 11/25/2031	2.6%
FirstKey Homes 2020-SFR1 Trust, 4.284%, 8/17/2037	2.5%
Chase Auto Owner Trust 2024-5, 0.000%, 1/26/2032	2.2%
FARM Mortgage Trust 2023-1, 3.039%, 3/25/2052	2.2%
USB Auto Owner Trust 2025-1, 0.000%, 12/15/2032	2.1%
AMSR 2020-SFR5 Trust, 2.686%, 11/17/2037	2.1%
Western Alliance Bank 2021-CL2, 9.655%, 7/25/2059	2.0%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.155%, 8/25/2048	3.0%
Freddie Mac Structured Agency Credit Risk Debt Notes, 3.848%, 5/25/2048	2.9%
FARM Mortgage Trust 2025-1, 5.630%, 8/1/2055	2.6%
Chase Auto Owner Trust 2024-4, 0.000%, 11/25/2031	2.6%
FirstKey Homes 2020-SFR1 Trust, 4.284%, 8/17/2037	2.5%
Chase Auto Owner Trust 2024-5, 0.000%, 1/26/2032	2.2%
FARM Mortgage Trust 2023-1, 3.039%, 3/25/2052	2.2%
USB Auto Owner Trust 2025-1, 0.000%, 12/15/2032	2.1%
AMSR 2020-SFR5 Trust, 2.686%, 11/17/2037	2.1%
Western Alliance Bank 2021-CL2, 9.655%, 7/25/2059	2.0%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000164380 [Member]
Shareholder Report [Line Items]
Fund Name	BramshillMulti-Strategy Income Fund
Class Name	Class C
Trading Symbol	BDKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bramshill Multi-Strategy Income Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bramshill Multi-Strategy Income Fund (Class C/BDKCX)	$123	2.44%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	2.44%	[2]
Net Assets	$ 241,518,749
Holdings Count | Holding	190
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$241,518,749
Total number of portfolio holdings	190
Portfolio turnover rate as of the end of the reporting period	61%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.155%, 8/25/2048	3.0%
Freddie Mac Structured Agency Credit Risk Debt Notes, 3.848%, 5/25/2048	2.9%
FARM Mortgage Trust 2025-1, 5.630%, 8/1/2055	2.6%
Chase Auto Owner Trust 2024-4, 0.000%, 11/25/2031	2.6%
FirstKey Homes 2020-SFR1 Trust, 4.284%, 8/17/2037	2.5%
Chase Auto Owner Trust 2024-5, 0.000%, 1/26/2032	2.2%
FARM Mortgage Trust 2023-1, 3.039%, 3/25/2052	2.2%
USB Auto Owner Trust 2025-1, 0.000%, 12/15/2032	2.1%
AMSR 2020-SFR5 Trust, 2.686%, 11/17/2037	2.1%
Western Alliance Bank 2021-CL2, 9.655%, 7/25/2059	2.0%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.155%, 8/25/2048	3.0%
Freddie Mac Structured Agency Credit Risk Debt Notes, 3.848%, 5/25/2048	2.9%
FARM Mortgage Trust 2025-1, 5.630%, 8/1/2055	2.6%
Chase Auto Owner Trust 2024-4, 0.000%, 11/25/2031	2.6%
FirstKey Homes 2020-SFR1 Trust, 4.284%, 8/17/2037	2.5%
Chase Auto Owner Trust 2024-5, 0.000%, 1/26/2032	2.2%
FARM Mortgage Trust 2023-1, 3.039%, 3/25/2052	2.2%
USB Auto Owner Trust 2025-1, 0.000%, 12/15/2032	2.1%
AMSR 2020-SFR5 Trust, 2.686%, 11/17/2037	2.1%
Western Alliance Bank 2021-CL2, 9.655%, 7/25/2059	2.0%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000164381 [Member]
Shareholder Report [Line Items]
Fund Name	BramshillMulti-Strategy Income Fund
Class Name	Institutional Class
Trading Symbol	BDKNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bramshill Multi-Strategy Income Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bramshill Multi-Strategy Income Fund (Institutional Class/BDKNX)	$73	1.44%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.44%	[3]
Net Assets	$ 241,518,749
Holdings Count | Holding	190
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$241,518,749
Total number of portfolio holdings	190
Portfolio turnover rate as of the end of the reporting period	61%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.155%, 8/25/2048	3.0%
Freddie Mac Structured Agency Credit Risk Debt Notes, 3.848%, 5/25/2048	2.9%
FARM Mortgage Trust 2025-1, 5.630%, 8/1/2055	2.6%
Chase Auto Owner Trust 2024-4, 0.000%, 11/25/2031	2.6%
FirstKey Homes 2020-SFR1 Trust, 4.284%, 8/17/2037	2.5%
Chase Auto Owner Trust 2024-5, 0.000%, 1/26/2032	2.2%
FARM Mortgage Trust 2023-1, 3.039%, 3/25/2052	2.2%
USB Auto Owner Trust 2025-1, 0.000%, 12/15/2032	2.1%
AMSR 2020-SFR5 Trust, 2.686%, 11/17/2037	2.1%
Western Alliance Bank 2021-CL2, 9.655%, 7/25/2059	2.0%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.155%, 8/25/2048	3.0%
Freddie Mac Structured Agency Credit Risk Debt Notes, 3.848%, 5/25/2048	2.9%
FARM Mortgage Trust 2025-1, 5.630%, 8/1/2055	2.6%
Chase Auto Owner Trust 2024-4, 0.000%, 11/25/2031	2.6%
FirstKey Homes 2020-SFR1 Trust, 4.284%, 8/17/2037	2.5%
Chase Auto Owner Trust 2024-5, 0.000%, 1/26/2032	2.2%
FARM Mortgage Trust 2023-1, 3.039%, 3/25/2052	2.2%
USB Auto Owner Trust 2025-1, 0.000%, 12/15/2032	2.1%
AMSR 2020-SFR5 Trust, 2.686%, 11/17/2037	2.1%
Western Alliance Bank 2021-CL2, 9.655%, 7/25/2059	2.0%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.